iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  16 .3%
American Woodmark Corp.
(a)
.................. 60,434 $ 4,806,316
AZEK Co., Inc. (The) , Class A
(a)
................ 564,514 26,797,480
Builders FirstSource, Inc.
(a)
................... 449,017 64,178,000
Fortune Brands Innovations, Inc. ............... 484,676 33,117,911
Hayward Holdings, Inc.
(a)
..................... 554,687 8,481,164
JELD-WEN Holding, Inc.
(a)
.................... 330,158 2,703,994
Lennox International, Inc. .................... 125,097 76,221,602
Masco Corp. ............................. 841,752 61,085,943
Masterbrand, Inc.
(a)
........................ 495,901 7,245,114
Owens Corning ........................... 334,694 57,005,082
Quanex Building Products Corp. ................ 183,406 4,445,761
Simpson Manufacturing Co., Inc. ............... 164,474 27,274,723
Trex Co., Inc.
(a)
........................... 417,992 28,853,988
UFP Industries, Inc. ........................ 236,888 26,685,433
428,902,511
a
Construction Materials  —  1 .2%
Eagle Materials, Inc.
(b)
....................... 130,842 32,286,572
a
Home Furnishings  —  1 .2%
Ethan Allen Interiors, Inc. .................... 88,309 2,482,366
Leggett & Platt, Inc. ........................ 523,961 5,030,026
Mohawk Industries, Inc.
(a)
.................... 204,385 24,348,385
31,860,777
a
Home Improvement Retail  —  10 .9%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 418,370 41,711,489
Home Depot, Inc. (The) ..................... 316,443 123,093,163
Lowe's Companies, Inc. ..................... 497,684 122,828,411
287,633,063
a
Homebuilding  —  64 .6%
Beazer Homes USA, Inc.
(a)
................... 258,994 7,111,975
Cavco Industries, Inc.
(a)
...................... 73,670 32,873,764
Century Communities, Inc. ................... 250,526 18,378,587
Champion Homes, Inc.
(a) (b)
.................... 479,729 42,264,125
DR Horton, Inc. ........................... 2,649,203 370,411,563
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 248,913 5,792,206
Green Brick Partners, Inc.
(a)
................... 278,914 15,755,852
Hovnanian Enterprises, Inc. , Class A
(a)
............ 43,080 5,764,966
Installed Building Products, Inc. ................ 210,931 36,965,658
KB Home ............................... 639,828 42,049,496
Security Shares Value
a
Homebuilding (continued)
Lennar Corp. , Class A ....................... 2,169,359 $ 295,835,487
Lennar Corp. , Class B ...................... 100,215 13,243,412
LGI Homes, Inc.
(a)
......................... 187,941 16,801,925
M/I Homes, Inc.
(a)
.......................... 247,113 32,853,673
Meritage Homes Corp. ...................... 328,695 50,559,865
NVR, Inc.
(a) (b)
............................. 27,808 227,438,851
PulteGroup, Inc. .......................... 1,863,009 202,881,680
Taylor Morrison Home Corp.
(a)
................. 940,033 57,539,420
Toll Brothers, Inc. .......................... 917,230 115,525,119
TopBuild Corp.
(a)
.......................... 266,375 82,933,193
Tri Pointe Homes, Inc.
(a)
..................... 850,201 30,828,288
1,703,809,105
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A ....................... 208,368 1,958,659
a
Specialty Chemicals  —  4 .6%
Sherwin-Williams Co. (The) ................... 358,470 121,854,707
a
Trading Companies & Distributors  —  0 .9%
Beacon Roofing Supply, Inc.
(a)
................. 241,477 24,529,233
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,069,714,340 ) ............................... 2,632,834,627
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 11,440,291 11,446,011
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 3,763,843 3,763,843
a
Total Short-Term Securities — 0.6%
(Cost: $ 15,197,291 ) ................................. 15,209,854
Total Investments — 100.4%
(Cost: $ 3,084,911,631 ) ............................... 2,648,044,481
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (11,578,166)
Net Assets — 100.0% ................................. $ 2,636,466,315
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 80,575,229  $ —  $ (69,131,456)
(a)
$ 8,010  $ (5,772) $ 11,446,011  11,440,291  $ 76,695
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,583,253  180,590
(a)
—  —  —  3,763,843  3,763,843  174,358  —
$ 8,010  $ (5,772)
$ 15,209,854
$ 251,053  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 11 03/21/25 $ 3,461 $ (169,393)

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 2,632,834,627 $ — $ — $ 2,632,834,627
Short-Term Securities
Money Market Funds .......................................... 15,209,854 — — 15,209,854
$ 2,648,044,481 $ — $ — $ 2,648,044,481
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (169,393) $ — $ — $ (169,393)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)